Fair Value Measurements - Schedule of Company's Financial Assets and Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Money Market Funds			$ 120,000
Liabilities
Private warrant liability	$ 3,310,724	840,995
Convertible note option liability		60,000
Earn-out Share Liability		15,560,000
Fair Value, Recurring [Member]
Liabilities
Earn-out Share Liability	2,040,000	15,560,000
Total	5,366,824	16,460,994
Fair Value, Recurring [Member] | Level 1 [Member]
Assets
Money Market Funds			120,000
Liabilities
Private warrant liability
Convertible note option liability
Earn-out Share Liability
Total
Fair Value, Recurring [Member] | Level 2 [Member]
Assets
Money Market Funds
Liabilities
Private warrant liability		840,955
Convertible note option liability
Earn-out Share Liability
Total	367,935	840,994
Fair Value, Recurring [Member] | Level 3 [Member]
Assets
Money Market Funds
Liabilities
Private warrant liability
Convertible note option liability		60,000
Earn-out Share Liability	2,040,000	15,560,000
Total	$ 4,998,889	15,620,000
Previously Reported [Member]
Liabilities
Total		16,460,995
Previously Reported [Member] | Fair Value, Recurring [Member] | Level 1 [Member]
Liabilities
Total
Previously Reported [Member] | Fair Value, Recurring [Member] | Level 2 [Member]
Liabilities
Total		840,995
Previously Reported [Member] | Fair Value, Recurring [Member] | Level 3 [Member]
Liabilities
Total		$ 15,620,000